Warrant Liability (Details) $ in Thousands		3 Months Ended
	Feb. 17, 2022 kr / shares shares	Mar. 31, 2022 USD ($)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period		$ 7,726
Liabilities at end of period		14,694
EIB Warrants
Reconciliation of changes in fair value measurement, liabilities [abstract]
Warrants received (in shares) | shares	351,036
warrants exercise price | kr / shares	kr 1
Warrant liability
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period		0
Initial recognition of warrant liability		1,007
Remeasurement		14
Liabilities at end of period		$ 1,021